Summary of Significant Accounting Policies - Functional Currencies and Foreign Currency Transaction Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Accounting Policies [Abstract]
Foreign currency gains (losses), net	$ 1,682	$ (728)	$ (2,094)